Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Commodity Price Assumptions Applied in Impairment Testing (Details)	3 Months Ended
Jun. 30, 2023 $ / MMBTU $ / bbl
Brent crude oil ($/b)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2023 | $ / bbl	70
2024 | $ / bbl	70
2025 | $ / bbl	70
2026 | $ / bbl	74
Henry Hub natural gas ($/MMBtu)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2023 | $ / MMBTU	4.00
2024 | $ / MMBTU	4.00
2025 | $ / MMBTU	4.00
2026 | $ / MMBTU	4.21